SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: These consolidated financial statements (“financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation: Entities in which NAT has controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries’ accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates: Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation: The functional currency of the Company is the United States (“U.S.”) dollar as substantially all revenues are denominated in U.S. dollars, and the majority of the expenditures are incurred and paid in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. The Company’s subsidiaries NAT Chartering AS, and the European branch of Scandic American Shipping Ltd, have Norwegian kroner as their functional currency. All assets and liabilities of those entities are translated into U.S. dollars as of each balance sheet date. Translation gains and losses are reflected in shareholders’ equity as part of accumulated other comprehensive loss.

Revenue and Expense Recognition: Revenues are recognized on an accrual basis. Revenues are generated from spot and time charters.

Spot Charters: For vessels operating on spot charters, voyage revenues are recognized rateably over the estimated length of each voyage, on a load-to-discharge basis and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are capitalized between the discharge port of the immediately previous cargo, or contract date if later, and the load port of the cargo to be chartered if they qualify as fulfilment costs. Incremental cost to obtain a contract is capitalized and amortized on a straight-line basis over the estimated length of each voyage, calculated on a load-to-discharge basis, in line with fulfilment of the performance obligation. Voyage expenses are recognized when such costs are incurred. Expected losses that are deemed probable on voyages are provided for in full at the time such losses can be estimated. A voyage is deemed to commence upon loading of cargo and is deemed to end upon the completion of discharge of the same cargo. The Company does not capitalize fulfilment cost or recognize revenue if a charter has not been contractually committed to by a customer.

As the Company’s performance obligations are services which are received and consumed by our customers as we perform such services, revenues are recognized over time proportionate to the days elapsed since the service commencement compared to the total days anticipated to complete the service. Freight is generally billed to the customers after the cargo has been discharged and the performance obligation fulfilled by the Company. The Company is responsible for paying voyage expenses and the charterer is responsible for any delay at the load and discharge ports. Demurrage earned during a spot charter represents a variable consideration. The Company recognizes such revenues in the voyage estimates only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Voyage estimates are reviewed and updated over the duration of the spot charter contract. When the Company’s tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. The Company considers it appropriate to present the gross amount of earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the Statements of Operations.

Time Charters: Under a time charter, the charterer pays for the voyage expenses, such as port, canal and fuel costs, while the Company pays for vessel operating expenses, including, among other costs, crew costs, provisions, deck and engine stores, lubricating oil, insurance, maintenance and repairs and costs relating to a vessel’s intermediate and special surveys. Revenues from time charter contracts where the Company is a lessor are accounted for as fixed rate operating leases under ASC 842 Leases and are recognized daily over the term of the charter. Time charter revenues are generally billed to the customers on a monthly basis in advance before and through the charter period. Time charter agreements with profit-sharing are recognized when the contingency related to it is resolved. The Company has applied the practical expedient to not separate non-lease components from the associated lease component and instead to account for those components as a single component if the non-lease component otherwise would be accounted for under the new revenue guidance (ASC 606); and both of the following are met: (1) the timing and patterns of transfer of the non-lease component and associated lease are the same; and (2) the lease component, if accounted for separately, would be classified as  an operating lease.

Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Cash, Cash Equivalents and Restricted Cash: Cash, cash equivalents and Restricted Cash consist of highly liquid investments such as time deposits with original maturities when acquired of three months or less. Amounts included in restricted cash represent those required to be set aside by a contractual agreement with a banking institution for the payment of future estimated drydocking expenditure related to the vessels used as collateral.

Accounts Receivable, Net: Accounts receivable and other receivables are presented net of allowance for doubtful balances. The Company regularly reviews its accounts receivables and estimates the amount of uncollectible receivables each period and provides for an allowance for uncollectable amounts. The assessment of the allowance is based on the age of the unpaid receivables, financial status of the customer and other relevant information.

Inventories: Inventories are comprised of bunker fuel and lubrication oil. Cost is determined on a first-in, first-out (“FIFO”) basis.

Vessels: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation and impairment. Financing costs incurred during the construction period of the vessels are capitalized and included in vessels’ cost for qualifying assets. Certain subsequent expenditures for conversions and major improvements are capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value and is expensed over the estimated useful life of the related assets using the straight-line method. The residual value is estimated to be $8.0 million per vessel, and the estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Estimated useful life of ballast tank improvements is eight years. Ordinary repairs and maintenance are expensed as incurred. Vessels are classified separately as held for sale as part of current assets in the balance sheet when their carrying amount is expected to be recovered through a sale rather than continued use. For this to be the case, certain criteria should be met including, but not limited to, that the vessel must be available for immediate sale in its present condition, an active program to locate a buyer must be initiated, its sale must be highly probable, and the sale should be expected to be completed within one year. Vessels classified as held for sale are stated at their fair value less cost to sell. Fair value is based on broker estimates that could be adjusted if there are comparable transactions available.

Impairment of Vessels: The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Undiscounted future cash flows are estimated on a vessel-by-vessel basis if events or change in circumstances indicate that carrying amounts may not be recoverable. When applicable, estimates of future undiscounted cash flows are prepared and include assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures/periodical maintenance, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating cash flows are determined by considering an estimated daily time charter equivalent for the remaining operating days of the vessel, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating expenses (including planned drydocking expenditures). The Company estimates the daily time charter equivalent for the remaining operating days, utilizing available market data for spot market rates for the initial two-year period and the most recent fifteen-year historical company-specific average rates for the remaining estimated life of the vessel. The Company may apply a probability-weighted approach when estimating undiscounted cash flows if multiple outcomes are reasonably possible, such as vessel sales or to account for estimation uncertainty. If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down to its fair value, by recording an impairment charge. The impairment loss is determined by the difference between the carrying amount of the asset and its fair value. Fair value is based on broker estimates that could be adjusted if there are comparable transactions available.

Drydocking: The Company’s vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes eligible costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. Expenditures for normal repairs and maintenance performed during drydocking are expensed as incurred. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Leases: The Company bareboat charters certain vessels under leasing agreements. Sale-leaseback arrangements where the transaction is not considered a sale under ASC 606 are accounted for as a financing transaction. Consideration received in such sale-leaseback arrangements is recorded as a financial liability. Each lease payment is allocated between liability and interest expense to achieve a constant rate on the financial liability outstanding. The interest element is charged as Interest Expense over the lease period. The Company has certain office lease contracts resulting in a right-of-use asset and a lease liability and the Company has applied an incremental borrowing rate as the discount rate to calculate the respective asset and liability. The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date. For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. Optional periods are not included in the calculation. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. For operating leases, the right-of-use asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Segment Information: The Company has identified only one operating segment for which it derives all of its revenues, the ocean transportation of crude oil in international markets by its fleet of Suezmax tankers. The Company does not provide a geographical analysis because the Company’s business is global in nature and the location of its vessels continually changes. The Company’s chief operating decision maker (“CODM”) is our Chairman and Chief Executive Officer. The CODM assesses segment performance and allocates resources based on segment measures of consolidated net income and consolidated total assets as reported in our Consolidated Statement of Operations and Consolidated Balance Sheets, respectively. The CODM reviews quarterly variances of consolidated net income and consolidated total assets in light of market trends and cash flow forecasts when making resources allocation decisions.

Fair Value of Financial Instruments: The fair values of cash, cash equivalents and restricted cash, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs: Financing costs, including fees, commissions and legal expenses are deferred and amortized over the term of the arrangement, which approximates the effective interest method. Incurred fees related to loans not yet drawn are presented as Other non-current Assets. Unamortized deferred financing costs are deducted from the carrying value of the associated financial liability.

Share Based Compensation:
The Company grants stock options as incentive-based compensation to certain employees. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost over the requisite service period.

Income Taxes: The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes. The statutory applicable rate to consolidated corporate earnings is 0%.

Two of the Company’s subsidiaries are located in Norway and are subject to income tax in that jurisdiction at 22% for the years ended December 31, 2025, 2024 and 2023, respectively, of their taxable profit. The income tax expensed for year ended December 31, 2025, 2024 and 2023 was ($48,000), $10,000 and ($120,000), respectively. Deferred tax assets related to these entities are insignificant. The Company does not have any unrecognized tax benefits, material accrued interests or penalties related to income taxes.

Concentration of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company’s cash is primarily held in major banks and financial institutions and typically insured up to a set amount. Accordingly, the Company believes the risk of any potential loss on deposits held in these institutions is remote. Concentrations of credit risk relative to accounts receivable are limited to our client base in the oil and energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable.

For the years ending December 31, 2025, December 31, 2024, and December 31, 2023, two customers accounted for 18.14%, two customers accounted for 22.5% and one customer for 20.5% of the voyage revenues, respectively.

Accounts receivable, Net, as of December 31, 2025, and December 31, 2024, were $19.039 million and $16.233 million, respectively. As of December 31, 2025, six charterers accounted for 60.85% of the outstanding accounts receivable, each representing 14.32%, 13.60%, 9.95%, 9.20%, 7.65% and 6.13% of the balance. As of December 31, 2024, six charterers accounted for 65.7% of the outstanding accounts receivable, each representing 21.2%, 13.4%, 12.7%, 7.1%, 5.8% and 5.5% of the balance. Accounts Receivable, Net, as of December 31, 2025, and December 31, 2024, are net of a provision for credit losses of $406,103 and $195,000, respectively.

Recently Adopted Accounting Standards and Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update expands the required disclosures related to income taxes, including additional detail on the effective tax rate reconciliation and taxes paid. The implementation of ASU 2023-09 did not have a material effect on the Company’s consolidated financial statements.

In November 2024, the Financial Accounting Standards Board issued ASU 2024-03, Income Statement—Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires enhanced disaggregation of certain expense categories presented in the income statement. The guidance is intended to improve transparency by requiring additional detail about the nature and composition of expenses. The Company is currently evaluating the impact of adopting ASU 2024-03 on its financial statement and disclosure.

In 2024, the Company adopted the Financial Accounting Standards Board’s (FASB) Accounting Standards Update (ASU) 2023-07 (ASC 280), Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which amends the segment reporting requirements under ASC Topic 280, Segment Reporting. The updated guidance is intended to enhance the transparency and decision-usefulness of segment disclosures for investors and other financial statement users. The improved disclosure requirements apply to all public entities that are required to report segment information, including those with only one reportable segment. ASU 2023-07 (ASC 280) requires entities to disclose significant revenues and expenses included in each reported measure of segment profit or loss as well as total assets of each reportable segment. Entities are further required to disclose information about profit or loss and assets reviewed or otherwise regularly provided to the CODM. The FASB issues Accounting Standards Updates (“ASU”) to communicate changes to the codification. The Company considers the applicability and impact of ASUs issued.